Revenue from Contracts with Customers - Summary of Revenues Based Geographical Segments (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenue from contracts with customers	[1]	€ 75,931	€ 91,893

[1]	Unaudited